ARTISAN PARTNERS FUNDS, INC.

SUPPLEMENT DATED JANUARY 11, 2013

TO THE SUMMARY PROSPECTUS OF ARTISAN INTERNATIONAL FUND (Investor Shares and Institutional Shares)

AND ARTISAN INTERNATIONAL SMALL CAP FUND (Investor Shares)

DATED FEBRUARY 1, 2012, AS SUPPLEMENTED JULY 9, 2012 AND JANUARY 11, 2013

The last sentence of the legend on the cover of the Summary Prospectus of each of the above-referenced Funds is deleted in its entirety and replaced with the following:

The Fund’s current prospectus and statement of additional information, both dated February 1, 2012, as supplemented July 9, 2012 and January 11, 2013, are incorporated by reference into this summary prospectus.

Please Retain This Supplement for Future Reference

Case Label #00091350